Lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities [Abstract]
Lease liabilities [Text Block]

14. Lease liabilities

	2025	2024
	$	$

Balance - January 1	4,783	6,050
New liability	1,008	-
Payments of liabilities	(1,024)	(817)
Foreign exchange revaluation impact	235	(450)

Balance - December 31	5,002	4,783

Current	1,207	852
Non-current	3,795	3,931

Balance - December 31	5,002	4,783

Lease liabilities are related to leases for office space.